Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Tax rate	23.00%	23.00%	23.00%
Federal corporate income tax rate	21.00%
State corporate income tax rate	8.00%
Corporate tax on cash dividends distributed from exempted profits	25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	20.00%
Corporate statutory tax rate on 2016	25.00%
Capital Gains Tax	25.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes	$ 18,317
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings	2,083
Net operating loss carry-forwards	$ 3,466
Corporate tax rate	22.00%
Preferred Enterprise [Member]
Income Tax Disclosure [Line Items]
Reduction in corporate tax rate	12.00%
Preferred Enterprise [Member] | Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter	7.50%
Reduction in corporate tax rate	7.50%
Preferred Enterprise [Member] | Rest Of Country [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter	16.00%
Reduction in corporate tax rate	6.00%
Israel Tax Reform [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2018 and thereafter	23.00%
Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax exemption	$ 48,135
Assumed income tax liability	$ 12,034